Investments in equity investees	12 Months Ended
Dec. 31, 2017
Equity Method Investments And Joint Ventures
Investment In Equity Investees

Note 17 - Investments in equity investees

During the year ended December 31, 2017, the Corporation recorded earnings of $34.1 million, from its equity investments, compared to $31.3 million for the year ended December 31, 2016. The carrying value of the Corporation’s equity method investments was $ 215 million and $ 218 million at December 31, 2017 and 2016, respectively.

The following table presents aggregated summarized financial information of the Corporation’s equity method investees:

Years ended December 31,	2017	2016	2015
(In thousands)
Operating results:
Total revenues	$931,627	$852,160	$643,632
Total expenses	663,069	634,173	414,975
Income tax expense	42,799	47,434	33,920
Net income	$225,759	$170,553	$194,737

At December 31,		2017	2016
(In thousands)
Balance Sheet:
Total assets		$8,439,622	$7,640,819
Total liabilities		$6,009,911	$5,778,619

Summarized financial information for these investees may be presented on a lag, due to the unavailability of information for the investees, at the respective balance sheet dates.